NOTE 5 - PROPERTY AND EQUIPMENT - Leasehold Improvement (Details) - USD ($)	Feb. 29, 2024	Aug. 31, 2023	Aug. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	$ 6,038	$ 8,254	$ 12,695
Renovation Costs [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	146,304	146,304	146,304
Furniture and Fixtures, Gross	25,974	25,974	25,974
Property, Plant, and Equipment, Owned, Gross	172,278	172,278	172,278
Property, Plant, and Equipment, Lessor Asset under Operating Lease, Accumulated Depreciation	166,240	164,024	159,583
Property, Plant and Equipment, Net	$ 6,038	$ 8,254	$ 12,695